Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total		Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]	Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2019		$ 5,325,920				$ 3,599,203	$ 83,077	$ 24,010	$ 6,405	$ 47,209	[1]	$ 160,701	$ 1,566,016
Balance, shares at beginning of period at Dec. 31, 2019		447,771,433		447,771
Total comprehensive income
Net earnings		$ 507,804											507,804
OCI	[1]	23,990								23,990		23,990
Total comprehensive income		531,794								23,990	[1]	23,990	507,804
Income tax recovery (expense)		(820)				(820)
SBC expense	[1]	5,432						2,165	3,267			5,432
Options exercised	[1]	$ 19,456				23,776		(4,320)				(4,320)
Options exercised, shares		1,056,363	[2]	1,056	[1]
RSUs released	[1]					2,857			(2,857)			(2,857)
RSUs released, shares		128,405	[2]	128	[1]
Dividends (Note 18.2)		$ (167,211)				21,275							(188,486)
Dividends (Note 18.2), shares		502,193	[3]	503
Realized gain on disposal of LTIs (Note 19.4)		$ 60,814								(56,064)	[1]	(56,064)	56,064
Balance end of period at Dec. 31, 2020		$ 5,714,571				$ 3,646,291	83,077	21,855	6,815	15,135	[1]	126,882	1,941,398
Balance, shares at end of period at Dec. 31, 2020		449,458,394		449,458		449,458,394
Total comprehensive income
Net earnings		$ 754,885											754,885
OCI	[1]	(16,314)								(16,314)		(16,314)
Total comprehensive income		738,571								(16,314)	[1]	(16,314)	754,885
Income tax recovery (expense)		1,811				$ 1,811
SBC expense	[1]	5,262						2,066	3,196			5,262
Options exercised	[1]	$ 7,953				9,525		(1,572)				(1,572)
Options exercised, shares		398,880	[2]	399	[1]
RSUs released	[1]					2,815			(2,815)			(2,815)
RSUs released, shares		116,880	[2]	117	[1]
Dividends (Note 18.2)		$ (218,051)				38,556							(256,607)
Dividends (Note 18.2), shares		889,798	[3]	890
Realized gain on disposal of LTIs (Note 19.4)		$ 73,578								(64,407)	[1]	(64,407)	64,407
Balance end of period at Dec. 31, 2021		$ 6,250,117				$ 3,698,998	$ 83,077	$ 22,349	$ 7,196	$ (65,586)	[1]	$ 47,036	$ 2,504,083
Balance, shares at end of period at Dec. 31, 2021		450,863,952		450,864		450,863,952

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[3]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%.